Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income	$ 8,469	$ 8,284	$ 866
Non-cash revenues, expenses, gains and losses included in income (loss):
Net (gains) losses on sales of securities available for sale and other assets	377	(1,737)	(747)
Net (gain) loss on divestitures	1	(3,081)	0
Loss on extinguishment of debt	0	219	10
Unrealized gains in earnings - net	(1,621)	(1,573)	(343)
Equity in (income) loss from equity method investments, net of dividends or distributions	(97)	33	70
Depreciation and other amortization	1,021	562	325
Impairments of assets	25	32	80
General operating and other expenses	0	122	82
Changes in operating assets and liabilities:
Insurance reserves	2,064	2,161	1,972
Premiums and other receivables and payables - net	68	226	575
Funds held relating to Fortitude Re Reinsurance contracts	(8,497)	(1,160)	2,351
Reinsurance assets and funds held under reinsurance treaties	409	155	271
Capitalization of deferred policy acquisition costs	(991)	(1,000)	(889)
Current and deferred income taxes - net	890	(70)	(1,930)
Other, net	577	(686)	614
Total adjustments	(5,774)	(5,823)	2,461
Net cash provided by operating activities	2,695	2,461	3,327
sales or distributions of:
Available-for-sale securities	10,566	10,762	11,929
Other securities	2,181	318	405
Other invested assets	1,888	4,615	1,787
Divestitures, net	0	1,084	0
Maturities of fixed maturity securities available for sale	9,621	20,420	15,507
Principal payments received on mortgage and other loans receivable	7,814	6,646	5,961
Purchases of:
Available-for-sale securities	(19,499)	(36,641)	(35,635)
Other securities	(3,694)	(1,591)	(117)
Other invested assets	(1,662)	(2,498)	(1,962)
Mortgage and other loans receivable	(14,203)	(7,930)	(5,486)
Acquisition of businesses, net of cash and restricted cash acquired	(107)	0	0
Net change in short-term investments	883	3,439	(1,237)
Net change in derivative assets and liabilities	(754)	(507)	1,234
Other, net	(287)	(84)	(295)
Net cash used in investing activities	(7,253)	(1,967)	(7,909)
Proceeds from (payments for):
Policyholder contract deposits	26,508	25,387	22,438
Policyholder contract withdrawals	(20,722)	(22,481)	(17,845)
Issuance of long term debt	7,451	0	0
Issuance of short-term debt	1,512	345	0
Repayments of long-term debt	0	(568)	(11)
Repayments of short-term debt	(8,312)	(248)	0
Dividends paid on common stock	(876)	0	0
Distributions to Class B shareholder	0	(34)	0
Distributions to AIG	0	(1,543)	(472)
Distributions to noncontrolling interests	(477)	(1,611)	(454)
Contributions from noncontrolling interests	146	296	317
Other, net	299	81	184
Net cash provided by (used in) financing activities	4,600	(809)	4,666
Effect of exchange rate changes on cash and restricted cash	(10)	(2)	7
Net increase (decrease) in cash and restricted cash	32	(317)	91
Cash and restricted cash at beginning of year	601	918	827
Change in cash of businesses held for sale	0	0	0
Cash and restricted cash at end of year	633	601	918
Cash Equivalents, Restricted Cash and Restricted Cash Equivalents:
Cash	552	537	654
Total cash and restricted cash shown in the Consolidated Statements of Cash Flows	633	601	918
Cash paid during the period for:
Interest	472	364	279
Taxes	1,101	1,913	1,915
Non-cash investing activities:
Fixed maturity securities, designated available for sale, received in connection with pension risk transfer transactions	1,121	2,284	1,140
Fixed maturity securities, designated available for sale, received in connection with reinsurance transactions	108	161	424
Fixed maturity securities, designated available for sale, transferred in connection with reinsurance transactions	204	647	706
Corebridge distribution of AIG common stock to AIG	0	38	0
Fixed maturity securities, designated as fair value option, transferred to repay debt of consolidated investment entities	0	1,257	0
Fixed maturity securities, designated available for sale, transferred to repay debt of consolidated investment entities	458	605	0
Investment assets transferred in conjunction with fund establishment	19	85	0
Investment assets received in conjunction with fund establishment	49	85	532
Real estate investments transferred in conjunction with fund establishment	305	0	0
Equity securities distributed in lieu of cash to non-consolidated Corebridge affiliate	94	0	0
Other invested assets securities distributed in lieu of cash to non-consolidated Corebridge affiliate	694	0	0
Minority ownership acquired in Fortitude Holdings	0	100	0
Divestiture of certain Cap Corp legal entities	0	56	0
Consideration received from divested businesses	0	3,740	0
Fixed maturity securities, designated available for sale, transferred to non-consolidated Corebridge affiliate	0	423	0
Fixed maturity securities, designated available for sale, transferred from a non-consolidated Corebridge affiliate	0	423	0
Non-cash financing activities:
Interest credited to policyholder contract deposits included in financing activities	3,606	3,549	3,786
Fee income debited to policyholder contract deposits included in financing activities	(1,694)	(1,690)	(1,710)
Equity interest in funds sold to Corebridge affiliates	0	0	532
Repayments of debt of consolidated investment entities utilizing fixed maturity securities	(474)	(1,862)	0
Issuance of short-term debt by AIG	0	8,300	0
Short-term debt forgiven by AIG	0	96	0
Non-cash capital contributions	0	728	85
Non-cash capital distributions	0	(12,197)	(44)
Distribution in lieu of cash, in equity securities, to non-consolidated Corebridge affiliate	(94)	0	0
Distribution in lieu of cash, in Other invested assets securities, to non-consolidated Corebridge affiliate	(694)	0	0
Extinguishment of debt in exchange for partnership interest	(172)	0	0
Redemption of NCI in exchange for partnership interest	(104)	0	0
Net change in securities lending and repurchase agreements	(647)	9	646
Fortitude Re funds withheld assets
Non-cash revenues, expenses, gains and losses included in income (loss):
Net (gain) loss on Fortitude Re transactions	0	(26)	20
Net (gain) loss on divestitures	0	(26)	91
Consolidated VIE
Proceeds from (payments for):
Issuance of long term debt	946	4,683	2,314
Repayments of long-term debt	(1,228)	(5,125)	(2,451)
Cash Equivalents, Restricted Cash and Restricted Cash Equivalents:
Cash	71	93
Short-term investments
Cash Equivalents, Restricted Cash and Restricted Cash Equivalents:
Restricted cash	69	57	58
Other assets
Cash Equivalents, Restricted Cash and Restricted Cash Equivalents:
Restricted cash	$ 12	$ 7	$ 206